SCHEDULE OF CHANGES IN WARRANTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	61,911
Warrants, Issued	1,693,484
Number of RSUs outstanding, Ending of the period	57,795	61,911
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price per share | $ / shares	$ 5.61	$ 4.59
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price per share | $ / shares	$ 6.87	$ 13.21
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	4,592,443	3,717,502
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 6.90	$ 5.16
Warrants, Issued	3,285,624	12,587,289
Weighted Average Exercise Price, Issued | $ / shares	$ 11.97	$ 5.81
Warrants, Exercised	(2,124,084)	(11,712,348)	[1]
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.019	$ 4.80	[1]
Number of RSUs outstanding, Ending of the period	5,753,983	4,592,443
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 6.37	$ 6.90

[1]	The market price of the Company’s common shares on the respective exercise dates ranged from $5.61 to $6.87 (2025 — $4.59 to $13.21)